Schwab Small-Cap Index Fund

SCHWAB CAPITAL TRUST

(the “Trust”)

Schwab Small-Cap Index Fund

(the “Fund”)

Supplement dated October 14, 2011 to the

Prospectus dated February 28, 2011 and the Summary Prospectus dated May 26, 2011

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on September 14, 2011, the Board of Trustees of the Trust approved a change to the Fund’s benchmark index and to its investment strategy to require that the Fund invest 80% of its net assets in stocks that are included in the Russell 2000® Index. This change will be effective on December 14, 2011. At the same meeting, the Board of Trustees approved a reduction in the contractual expense limitation of the investment adviser and its affiliates on the net annual operating expenses of the fund, effective November 1, 2011.

1. Change to Investment Policy

Effective December 14, 2011, the Fund’s investment strategy will change to require that the Fund invest 80% of its net assets in stocks that are included in the Russell 2000® Index. Accordingly, effective December 14, 2011, the Prospectus and Summary Prospectus are revised as follows:

The first paragraph of the “Principal investment strategies” Section on Page 9 of the Prospectus and Page 1 of the Summary Prospectus is deleted and replaced in its entirety with the following:

To pursue its goal, the fund generally invests in stocks that are included in the Russell 2000® Index.[1] It is the fund’s policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher.

The third paragraph of the “Principal investment strategies” Section on Page 10 of the Prospectus and Page 1 of the Summary Prospectus is deleted and replaced in its entirety with the following:

The Russell 2000 Index measures the performance of the small-cap sector of the U.S. equity market. The Russell 2000 is a subset of the Russell 3000®, representing approximately the 2000 smallest issuers and, as of July 31, 2011, approximately 10% of the total market capitalization of the Russell 3000.

Accordingly, effective November 1, 2011, the “Fund fees and expenses” Section and “Example” Section on Page 9 of the Prospectus and Page 1 of the Summary Prospectus are deleted and replaced in their entirety with the following:

[1]
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Schwab Small-Cap Index Fund Select Shares
Redemption fees (as a % of the amount sold or exchanged within 30 days of purchase)	2.00%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab Small-Cap Index Fund Select Shares
Management fees		0.15%
Distribution (12b-1) fees		none
Other expenses		0.05%
Total annual fund operating expenses		0.20%
Less expense reduction		(0.03%)
Total annual fund operating expenses after expense reduction	[1]	0.17%
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.17% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab Small-Cap Index Fund Select Shares	17	55	96	217

[1]	Index ownership - "Russell 2000" is a registered mark of the Frank Russell Company ("Russell") and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Central Index Key	dei_EntityCentralIndexKey	0000904333
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 13, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 14, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Schwab Small-Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	swhgx_SupplementTextBlock

SCHWAB CAPITAL TRUST

(the “Trust”)

Schwab Small-Cap Index Fund

(the “Fund”)

Supplement dated October 14, 2011 to the

Prospectus dated February 28, 2011 and the Summary Prospectus dated May 26, 2011

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on September 14, 2011, the Board of Trustees of the Trust approved a change to the Fund’s benchmark index and to its investment strategy to require that the Fund invest 80% of its net assets in stocks that are included in the Russell 2000® Index. This change will be effective on December 14, 2011. At the same meeting, the Board of Trustees approved a reduction in the contractual expense limitation of the investment adviser and its affiliates on the net annual operating expenses of the fund, effective November 1, 2011.

1. Change to Investment Policy

Effective December 14, 2011, the Fund’s investment strategy will change to require that the Fund invest 80% of its net assets in stocks that are included in the Russell 2000® Index. Accordingly, effective December 14, 2011, the Prospectus and Summary Prospectus are revised as follows:

The first paragraph of the “Principal investment strategies” Section on Page 9 of the Prospectus and Page 1 of the Summary Prospectus is deleted and replaced in its entirety with the following:

To pursue its goal, the fund generally invests in stocks that are included in the Russell 2000® Index.[1] It is the fund’s policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher.

The third paragraph of the “Principal investment strategies” Section on Page 10 of the Prospectus and Page 1 of the Summary Prospectus is deleted and replaced in its entirety with the following:

The Russell 2000 Index measures the performance of the small-cap sector of the U.S. equity market. The Russell 2000 is a subset of the Russell 3000®, representing approximately the 2000 smallest issuers and, as of July 31, 2011, approximately 10% of the total market capitalization of the Russell 3000.

Accordingly, effective November 1, 2011, the “Fund fees and expenses” Section and “Example” Section on Page 9 of the Prospectus and Page 1 of the Summary Prospectus are deleted and replaced in their entirety with the following:

[1]
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its goal, the fund generally invests in stocks that are included in the Russell 2000® Index.[1] It is the fund’s policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher.	[1]
Fund fees and expenses	swhgx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
Schwab Small-Cap Index Fund | Select Shares
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fees (as a % of the amount sold or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.20%
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.17%	[2]
Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	17
3 years	rr_ExpenseExampleYear03	55
5 years	rr_ExpenseExampleYear05	96
10 years	rr_ExpenseExampleYear10	217

[1]	Index ownership - "Russell 2000" is a registered mark of the Frank Russell Company ("Russell") and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[2]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.17% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.